Related Party Transactions - Summary of Compensation for Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee salaries	₩ 22,626	₩ 21,990	₩ 20,742
Retirement benefit service costs	1,160	937	815
Share-based compensation	5,474	4,234	6,970
Total	29,260	27,161	₩ 28,527
Outstanding assets from transactions with key management	3,932	3,620
Outstanding liabilities from transaction with key management	₩ 34,054	₩ 12,660
Description of nature of key management personnel	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.